Equity - Summary of Dividend Payout (Parethetical) (Details)	12 Months Ended
	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2018 $ / shares
Disclosure Of Equity [Abstract]
Special dividend | (per share)	₨ 4.00	$ 0.06	₨ 5.00	$ 0.08